Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Securities Not Included in Diluted per Share Calculations

Securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows (in shares):

	Three Months Ended September 30,		For the Nine Months Ended September 30,
	2024	2023	2024	2023
Options to purchase common stock	217,575	84,058	217,575	84,058
Warrants to purchase common stock	259,817	266,957	259,817	266,957
Preferred investment options	823,618	1,489,952	823,618	1,489,952
Total	1,301,010	1,840,967	1,301,010	1,840,967

Securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows (in shares):

	Year Ended December 31,
	2023	2022
Options to purchase common stock	80,078	60,002
Warrants to purchase common stock	266,957	285,757
Preferred investment options	1,489,952	123,967
Total	1,836,987	469,726